Unaudited Condensed Consolidated Statements of Changes in Shareholders' Equity (Deficit) (Parentheticals) $ in Millions	12 Months Ended
Sep. 30, 2024 USD ($)
Statement of Stockholders' Equity [Abstract]
Net of issuance cost	$ 45,930